Note 8 - Common Stock - Convertible Stock Issued (Details) - shares	3 Months Ended	12 Months Ended
	Mar. 31, 2016	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Series A Convertible Preferred Stock [Member]
Conversions of Preferred Stock (in shares)		0	0	202,857
Series B Convertible Preferred Stock [Member]
Conversions of Preferred Stock (in shares)		0	0	4,428,571
Series C Convertible Preferred Stock [Member]
Conversions of Preferred Stock (in shares)	1,400,000	1,400,000	0	0